UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JF China Region Fund, Inc.

(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

(Address of principal executive offices) (Zip code)

Dechert LLP

1775 Eye Street NW

Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441 9800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2012 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted)
CHINA (40.6%)
Auto Components (0.6%)
Minth Group Ltd.	490,000	567,893

Commercial Banks (10.9%)
China Construction Bank Corp.	7,051,330	5,448,163
Industrial & Commercial Bank of China	7,193,930	4,641,215

		10,089,378

Construction Materials (1.7%)
China National Building Material Co., Ltd.	1,266,000	1,596,041

Diversified Telecommunication Services (1.1%)
China Telecom Corp. Ltd.	1,814,000	1,004,462

Energy Equipment & Services (1.2%)
China Oilfield Services Ltd.	748,000	1,073,037

Food & Staples Retailing (0.1%)
Beijing Jingkelong Co., Ltd.	106,000	94,868

Food Products (1.7%)
Want Want China Holdings Ltd.	1,426,000	1,593,922

Hotels, Restaurants & Leisure (2.2%)
Sands China Ltd.	529,600	2,069,829

Insurance (2.7%)
New China Life Insurance Co., Ltd. (a)	162,200	661,078
Ping An Insurance Group Co.	237,000	1,791,489

		2,452,567

Internet Software & Services (3.7%)
Tencent Holdings Ltd.	123,100	3,433,557

Machinery (0.5%)
Zoomlion Heavy Industry Science and Technology Co., Ltd.	352,800	469,761

Metals & Mining (0.8%)
Jiangxi Copper Co., Ltd.	335,000	770,467

Multiline Retail (1.9%)
Intime Department Store Group Co., Ltd.	845,000	1,056,583
Springland International Holdings Ltd.	919,000	665,089

		1,721,672

Oil, Gas & Consumable Fuels (8.1%)
China Petroleum & Chemical Corp.	2,270,000	2,472,999
CNOOC Ltd.	1,878,000	3,859,724
Yanzhou Coal Mining Co., Ltd.	530,000	1,149,333

		7,482,056

Real Estate Investment Trusts (REITs) (0.5%)
Hui Xian Real Estate Investment Trust	808,000	500,349

Real Estate Management & Development (2.1%)
China Vanke Co., Ltd., ‘B’	1,634,195	1,938,167

Specialty Retail (0.4%)
China ZhengTong Auto Services Holdings Ltd. (a)	341,000	341,634
Textiles, Apparel & Luxury Goods (0.4%)
China Lilang Ltd.	321,000	342,679

TOTAL CHINA		37,542,339

HONG KONG (26.0%)
Commercial Banks (2.0%)
BOC Hong Kong Holdings Ltd.	272,000	751,318
Dah Sing Financial Holdings Ltd.	142,100	492,237
Wing Hang Bank Ltd.	56,582	562,137

		1,805,692

Containers & Packaging (0.8%)
AMVIG Holdings Ltd.	1,404,000	759,354

Distributors (0.5%)
Dah Chong Hong Holdings Ltd.	451,000	478,555

Electric Utilities (0.8%)
Power Assets Holdings Ltd.	95,000	697,311

Gas Utilities (1.6%)
China Resources Gas Group Ltd.	776,000	1,484,938

Hotels, Restaurants & Leisure (0.6%)
REXLot Holdings Ltd.	6,325,000	562,001

Industrial Conglomerates (2.1%)
Hutchison Whampoa Ltd.	50,000	499,642
Jardine Matheson Holdings Ltd.	22,628	1,131,400
NWS Holdings Ltd.	214,184	327,666

		1,958,708

Insurance (3.4%)
AIA Group Ltd.	871,200	3,191,743

Marine (0.5%)
Pacific Basin Shipping Ltd.	850,000	459,723

Real Estate Management & Development (8.6%)
Cheung Kong Holdings Ltd.	221,000	2,854,440
China Overseas Land & Investment Ltd.	482,000	916,139
China Resources Land Ltd.	220,000	380,192
Kerry Properties Ltd.	176,000	792,114
Midland Holdings Ltd.	1,062,000	557,972
New World Development Co., Ltd.	644,000	773,740
Wharf Holdings Ltd.	310,400	1,686,794

		7,961,391

Specialty Retail (1.0%)
Belle International Holdings Ltd.	177,000	317,734
IT Ltd.	522,000	304,507
Luk Fook Holdings International Ltd.	97,000	294,789

		917,030

Wireless Telecommunication Services (4.1%)
China Mobile Ltd.	341,000	3,752,271

TOTAL HONG KONG		24,028,717

TAIWAN (24.5%)
Airlines (0.2%)
Eva Airways Corp.	340,700	209,514

Chemicals (2.1%)
Formosa Chemicals & Fibre Corp.	194,000	566,596
Formosa Plastics Corp.	386,000	1,136,506
Oriental Union Chemical Corp.	181,000	233,958

		1,937,060

Commercial Banks (1.6%)
E.Sun Financial Holding Co., Ltd.	860,504	472,316
Mega Financial Holding Co., Ltd.	1,409,920	996,013

		1,468,329

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2012 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK — continued
Computers & Peripherals (2.6%)
Catcher Technology Co., Ltd.	107,000	755,883
Foxconn Technology Co., Ltd.	212,100	876,728
Quanta Computer, Inc.	300,000	785,716

		2,418,327

Diversified Financial Services (1.0%)
Chailease Holding Co., Ltd. (a)	138,000	197,781
Fubon Financial Holding Co., Ltd.	679,877	765,925

		963,706

Electronic Equipment, Instruments & Components (2.6%)
Hon Hai Precision Industry Co., Ltd.	299,000	1,159,955
Largan Precision Co., Ltd.	27,700	544,343
TPK Holding Co., Ltd. (a)	45,050	728,841

		2,433,139

Food & Staples Retailing (0.7%)
President Chain Store Corp.	114,000	633,451

Food Products (1.2%)
Uni-President Enterprises Corp.	779,000	1,078,187

Internet Software & Services (0.3%)
PChome Online, Inc.	45,000	253,858

Leisure Equipment & Products (0.4%)
Johnson Health Tech Co., Ltd.	107,000	331,356

Marine (0.7%)
Evergreen Marine Corp., Taiwan Ltd.	1,015,000	698,114

Real Estate Management & Development (1.6%)
Huaku Development Co., Ltd.	325,370	825,703
Prince Housing & Development Corp.	842,700	632,428

		1,458,131

Semiconductors & Semiconductor Equipment (9.2%)
Advanced Semiconductor Engineering, Inc.	1,742,640	1,753,593
MediaTek, Inc.	100,000	957,157
Taiwan Semiconductor Manufacturing Co., Ltd.	2,013,057	5,790,663

		8,501,413

Textiles, Apparel & Luxury Goods (0.3%)
Pou Chen Corp.	351,000	305,042

TOTAL TAIWAN		22,689,627

INVESTMENT COMPANIES HONG KONG (5.3%)
BOCI-Prudential — W.I.S.E. — CSI China Tracker Fund (a)	227,400	853,605
JF China Pioneer A-Share Fund (a)	177,358	4,026,037

TOTAL HONG KONG		4,879,642

TOTAL INVESTMENTS (96.4% of Net Assets) (Cost $79,962,216)		89,140,325

Other assets in excess of liabilities (3.6% of Net Assets)		3,352,651

NET ASSETS (100.0%)		92,492,976

As of March 31, 2012, aggregate cost for Federal income tax purposes was $79,962,216. The aggregate unrealized gain for all securities is as follows

Excess of market value over cost	13,338,483
Excess of cost over market value	(4,160,374)

Net unrealized gain	9,178,109

NOTES TO PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
B	Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock Exchange.

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2012 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Investment Portfolio:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$89,140,325	$—	$—	$89,140,325

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the Investment Portfolio.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers have concluded based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JF China Region Fund, Inc.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JF China Region Fund, Inc.
May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JF China Region Fund, Inc.
May 29, 2012

/s/ Michael J. James
Michael J. James
Treasurer and Principal Financial Officer of the JF China Region Fund, Inc.
May 29, 2012